Business combinations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 1,282	$ 3,671
Cash and cash equivalents in subsidiary or businesses acquired or disposed	484	141
Identifiable assets acquired (liabilities assumed)	1,228	4,121
Interest and other income	1,635	1,103		$ 581
Archaea Energy Inc.
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 3,137
Mavrix LLC
Disclosure of detailed information about business combination [line items]
Interest and other income	$ 196
Mavrix LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			50.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date			$ 303